Redeemable Convertible Preferred Stock - Summary of Changes in the Preferred Stock Warrant Liability Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity Disclosure [Abstract]
Preferred stock warrant liability at beginning of period	$ 3,006	$ 1,482	$ 3,254	$ 1,100	$ 1,100	$ 617
Change in fair value	3,609	1,061	3,361	1,443	2,154	483
Reclassification of preferred stock warrant liability to additional paid-in capital upon conversion to common stock warrants	$ (6,615)		$ (6,615)
Preferred stock warrant liability at end of period		$ 2,543		$ 2,543	$ 3,254	$ 1,100